SEGMENT INFORMATION (Schedule of Segment Results) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of operating segments [line items]
Revenues from external customers | ¥			¥ 6,867		¥ 12,969
Depreciation of property, plant and equipment | ¥			(65)		(66)	(67)
Depreciation of right-of-use assets | ¥			(976)		(1,187)
Operating loss | ¥			(7,129)		(5,599)	(6,207)
Fair value gains on financial asset at fair value through profit or loss | ¥			31,334
Finance costs | ¥	[1]		(60)		(62)	5
Interest income | ¥			18		16	26
Income tax benefit | ¥			(1,416)
(Loss)/profit for the year | ¥			25,579		(5,645)	(6,176)
Capital expenditure | ¥			(9)		(5)	(5)
Total assets | ¥					8,298	7,743	¥ 142,428
Total liabilities | ¥					35,852	29,541	41,226
USD [Member]
Disclosure of operating segments [line items]
Revenues from external customers | $		$ 1,052
Depreciation of property, plant and equipment | $		(10)
Depreciation of right-of-use assets | $		(149)		$ (182)
Operating loss | $		(1,091)
Fair value gains on financial asset at fair value through profit or loss | $		4,798
Finance costs | $	[1]	(9)
Interest income | $		3
Income tax benefit | $		(217)
(Loss)/profit for the year | $		3,918
Capital expenditure | $		(1)
Total assets | $		21,809
Total liabilities | $		6,313
Exploration and Mining [Member]
Disclosure of operating segments [line items]
Revenues from external customers | ¥			6,867		12,969
Depreciation of property, plant and equipment | ¥			(62)		(62)	(63)
Depreciation of right-of-use assets | ¥					(34)
Operating loss | ¥			(682)		(963)	(1,523)
Fair value gains on financial asset at fair value through profit or loss | ¥
Finance costs | ¥			(1)		(2)	(1)
Interest income | ¥			1		1	1
Income tax benefit | ¥
(Loss)/profit for the year | ¥			(682)		(964)	(1,523)
Capital expenditure | ¥
Total assets | ¥					4,268	527	39
Total liabilities | ¥					6,560	1,854	3,013
Exploration and Mining [Member] | USD [Member]
Disclosure of operating segments [line items]
Revenues from external customers | $		1,052
Depreciation of property, plant and equipment | $		(9)
Depreciation of right-of-use assets | $
Operating loss | $		(104)
Fair value gains on financial asset at fair value through profit or loss | $
Finance costs | $
Interest income | $
Income tax benefit | $
(Loss)/profit for the year | $		(105)
Capital expenditure | $
Total assets | $		6
Total liabilities | $		461
Corporate Activities [Member]
Disclosure of operating segments [line items]
Revenues from external customers | ¥
Depreciation of property, plant and equipment | ¥			(3)		(4)	(4)
Depreciation of right-of-use assets | ¥			(976)		(1,153)
Operating loss | ¥			(6,447)		(4,636)	(4,684)
Fair value gains on financial asset at fair value through profit or loss | ¥			31,334
Finance costs | ¥			(59)		(60)	6
Interest income | ¥			17		15	25
Income tax benefit | ¥			1,416
(Loss)/profit for the year | ¥			26,261		(4,681)	(4,653)
Capital expenditure | ¥			¥ (9)		(5)	(5)
Total assets | ¥					4,030	7,216	142,389
Total liabilities | ¥					¥ 29,292	¥ 27,687	¥ 38,213
Corporate Activities [Member] | USD [Member]
Disclosure of operating segments [line items]
Revenues from external customers | $
Depreciation of property, plant and equipment | $		(1)
Depreciation of right-of-use assets | $		(149)
Operating loss | $		(987)
Fair value gains on financial asset at fair value through profit or loss | $		4,798
Finance costs | $		(9)
Interest income | $		3
Income tax benefit | $		217
(Loss)/profit for the year | $		4,023
Capital expenditure | $		(1)
Total assets | $		21,803
Total liabilities | $		$ 5,852

[1]	Finance costs mainly represent bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY6.00, CNY2.00 and CNY7.00 (US$1.00); the foreign currency exchange differences amounted to negative CNY11.00, nil and positive CNY15.00; and interest on lease liabilities amounted to nil, CNY60.00 and CNY38.00 (US$6.00) for the years ended December 31, 2018, 2019 and 2020, respectively.